Subsequent Events	9 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
Subsequent Events
16.          Subsequent Events
Subsequent to September 30, 2025 and through the period ended November 7, 2025, the Group repurchased 820,316 common shares at an aggregate cost of $15.0 million and an average price of $18.25 per common share.